Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Municipal Bond Funds
Entity Central Index Key	0000225997
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000007950
Shareholder Report [Line Items]
Fund Name	High-Yield Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VWALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Sector allocation and security selection also added value, while overall duration detracted.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg Municipal Bond Index
2014	$50,000	$50,000
2015	$51,546	$51,231
2015	$50,929	$50,583
2015	$51,010	$50,762
2015	$51,779	$51,434
2016	$53,250	$52,621
2016	$54,162	$53,260
2016	$55,707	$54,287
2016	$55,018	$53,521
2017	$53,434	$52,474
2017	$54,529	$53,337
2017	$55,995	$54,426
2017	$56,673	$54,694
2018	$56,716	$54,323
2018	$56,644	$54,167
2018	$57,601	$54,967
2018	$56,915	$54,414
2019	$58,566	$56,096
2019	$60,519	$57,503
2019	$62,275	$58,983
2019	$63,118	$59,539
2020	$64,813	$60,946
2020	$60,159	$58,746
2020	$65,070	$62,143
2020	$64,974	$61,679
2021	$67,819	$63,392
2021	$68,162	$63,296
2021	$69,795	$64,187
2021	$68,801	$63,305
2022	$67,806	$62,196
2022	$62,706	$58,306
2022	$63,809	$59,741
2022	$58,233	$55,721
2023	$63,867	$60,175
2023	$63,658	$59,982
2023	$64,178	$60,295
2023	$60,042	$57,195
2024	$66,797	$61,921
2024	$66,359	$61,231
2024	$68,461	$62,552
2024	$68,794	$62,740

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	14.58%	1.74%	3.24%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 16,137,000,000
Holdings Count | Holding	3,354
Advisory Fees Paid, Amount	$ 1,542,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$16,137
Number of Portfolio Holdings	3,354
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$1,542

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	1.6%
1 to 3 Years	3.5%
3 to 5 Years	4.8%
5 to 10 Years	14.3%
10 to 20 Years	29.2%
20 to 30 Years	33.4%
Greater than 30 Years	9.4%
Other Assets and Liabilities—Net	3.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007949
Shareholder Report [Line Items]
Fund Name	High-Yield Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VWAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Sector allocation and security selection also added value, while overall duration detracted.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg Municipal Bond Index
2014	$10,000	$10,000
2015	$10,307	$10,246
2015	$10,182	$10,117
2015	$10,196	$10,152
2015	$10,347	$10,287
2016	$10,639	$10,524
2016	$10,819	$10,652
2016	$11,125	$10,857
2016	$10,984	$10,704
2017	$10,665	$10,495
2017	$10,881	$10,667
2017	$11,171	$10,885
2017	$11,303	$10,939
2018	$11,309	$10,865
2018	$11,292	$10,833
2018	$11,481	$10,993
2018	$11,342	$10,883
2019	$11,669	$11,219
2019	$12,056	$11,501
2019	$12,403	$11,797
2019	$12,569	$11,908
2020	$12,904	$12,189
2020	$11,975	$11,749
2020	$12,949	$12,429
2020	$12,928	$12,336
2021	$13,491	$12,678
2021	$13,557	$12,659
2021	$13,879	$12,838
2021	$13,678	$12,661
2022	$13,478	$12,439
2022	$12,462	$11,661
2022	$12,678	$11,948
2022	$11,568	$11,144
2023	$12,685	$12,035
2023	$12,641	$11,996
2023	$12,742	$12,059
2023	$11,918	$11,439
2024	$13,256	$12,384
2024	$13,167	$12,246
2024	$13,581	$12,510
2024	$13,644	$12,548

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	14.49%	1.66%	3.16%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 16,137,000,000
Holdings Count | Holding	3,354
Advisory Fees Paid, Amount	$ 1,542,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$16,137
Number of Portfolio Holdings	3,354
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$1,542

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	1.6%
1 to 3 Years	3.5%
3 to 5 Years	4.8%
5 to 10 Years	14.3%
10 to 20 Years	29.2%
20 to 30 Years	33.4%
Greater than 30 Years	9.4%
Other Assets and Liabilities—Net	3.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007954
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VWIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1-15 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a strong performance, rallying in late 2023 and again in the summer and early fall amid signs of progress on inflation and the prospect of looser monetary policy.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Our allocation to 3% coupon bonds and positive security selection, especially in AA-rated bonds, added value. Overall duration and curve positioning were also positive.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$51,051	$50,949	$51,231
2015	$50,466	$50,422	$50,583
2015	$50,600	$50,581	$50,762
2015	$51,263	$51,230	$51,434
2016	$52,438	$52,218	$52,621
2016	$52,950	$52,675	$53,260
2016	$53,728	$53,423	$54,287
2016	$53,175	$52,817	$53,521
2017	$52,140	$51,975	$52,474
2017	$52,995	$52,784	$53,337
2017	$53,903	$53,661	$54,426
2017	$54,166	$53,841	$54,694
2018	$53,707	$53,377	$54,323
2018	$53,505	$53,215	$54,167
2018	$54,245	$53,981	$54,967
2018	$53,777	$53,555	$54,414
2019	$55,442	$55,162	$56,096
2019	$56,621	$56,187	$57,503
2019	$58,052	$57,554	$58,983
2019	$58,474	$57,901	$59,539
2020	$59,704	$59,111	$60,946
2020	$57,785	$57,516	$58,746
2020	$60,902	$60,324	$62,143
2020	$60,680	$60,020	$61,679
2021	$62,151	$61,265	$63,392
2021	$62,079	$61,157	$63,296
2021	$62,788	$61,771	$64,187
2021	$62,101	$61,088	$63,305
2022	$61,046	$59,998	$62,196
2022	$57,756	$56,999	$58,306
2022	$59,105	$58,596	$59,741
2022	$55,895	$55,624	$55,721
2023	$59,766	$59,143	$60,175
2023	$59,654	$58,992	$59,982
2023	$59,766	$59,144	$60,295
2023	$57,445	$56,998	$57,195
2024	$61,648	$60,649	$61,921
2024	$61,120	$60,083	$61,231
2024	$62,325	$61,035	$62,552
2024	$62,585	$61,290	$62,740

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	8.95%	1.37%	2.27%
Bloomberg 1-15 Year Municipal Bond Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 76,016,000,000
Holdings Count | Holding	14,035
Advisory Fees Paid, Amount	$ 7,199,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$76,016
Number of Portfolio Holdings	14,035
Portfolio Turnover Rate	31%
Total Investment Advisory Fees (in thousands)	$7,199

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	2.7%
1 to 3 Years	6.2%
3 to 5 Years	7.5%
5 to 10 Years	23.0%
10 to 20 Years	46.3%
20 to 30 Years	10.2%
Greater than 30 Years	2.9%
Other Assets and Liabilities—Net	1.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007953
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VWITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1-15 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a strong performance, rallying in late 2023 and again in the summer and early fall amid signs of progress on inflation and the prospect of looser monetary policy.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Our allocation to 3% coupon bonds and positive security selection, especially in AA-rated bonds, added value. Overall duration and curve positioning were also positive.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,208	$10,190	$10,246
2015	$10,089	$10,084	$10,117
2015	$10,114	$10,116	$10,152
2015	$10,244	$10,246	$10,287
2016	$10,477	$10,444	$10,524
2016	$10,577	$10,535	$10,652
2016	$10,730	$10,685	$10,857
2016	$10,616	$10,563	$10,704
2017	$10,407	$10,395	$10,495
2017	$10,575	$10,557	$10,667
2017	$10,753	$10,732	$10,885
2017	$10,803	$10,768	$10,939
2018	$10,709	$10,675	$10,865
2018	$10,666	$10,643	$10,833
2018	$10,812	$10,796	$10,993
2018	$10,717	$10,711	$10,883
2019	$11,047	$11,032	$11,219
2019	$11,279	$11,237	$11,501
2019	$11,562	$11,511	$11,797
2019	$11,644	$11,580	$11,908
2020	$11,886	$11,822	$12,189
2020	$11,502	$11,503	$11,749
2020	$12,120	$12,065	$12,429
2020	$12,073	$12,004	$12,336
2021	$12,363	$12,253	$12,678
2021	$12,347	$12,231	$12,659
2021	$12,485	$12,354	$12,838
2021	$12,346	$12,218	$12,661
2022	$12,134	$12,000	$12,439
2022	$11,478	$11,400	$11,661
2022	$11,744	$11,719	$11,948
2022	$11,103	$11,125	$11,144
2023	$11,870	$11,829	$12,035
2023	$11,846	$11,798	$11,996
2023	$11,865	$11,829	$12,059
2023	$11,402	$11,400	$11,439
2024	$12,234	$12,130	$12,384
2024	$12,127	$12,017	$12,246
2024	$12,364	$12,207	$12,510
2024	$12,413	$12,258	$12,548

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	8.86%	1.29%	2.18%
Bloomberg 1-15 Year Municipal Bond Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 76,016,000,000
Holdings Count | Holding	14,035
Advisory Fees Paid, Amount	$ 7,199,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$76,016
Number of Portfolio Holdings	14,035
Portfolio Turnover Rate	31%
Total Investment Advisory Fees (in thousands)	$7,199

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	2.7%
1 to 3 Years	6.2%
3 to 5 Years	7.5%
5 to 10 Years	23.0%
10 to 20 Years	46.3%
20 to 30 Years	10.2%
Greater than 30 Years	2.9%
Other Assets and Liabilities—Net	1.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007956
Shareholder Report [Line Items]
Fund Name	Limited-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VMLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1-5 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened, leading the markets to presume that interest rates had peaked. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg 1-5 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,384	$50,333	$51,231
2015	$50,127	$50,124	$50,583
2015	$50,237	$50,295	$50,762
2015	$50,617	$50,697	$51,434
2016	$50,999	$51,005	$52,621
2016	$51,151	$51,187	$53,260
2016	$51,542	$51,569	$54,287
2016	$51,331	$51,249	$53,521
2017	$50,935	$51,008	$52,474
2017	$51,419	$51,505	$53,337
2017	$51,862	$51,912	$54,426
2017	$51,931	$51,926	$54,694
2018	$51,637	$51,630	$54,323
2018	$51,533	$51,437	$54,167
2018	$52,111	$52,110	$54,967
2018	$51,931	$51,842	$54,414
2019	$52,873	$52,834	$56,096
2019	$53,428	$53,302	$57,503
2019	$54,282	$54,271	$58,983
2019	$54,445	$54,383	$59,539
2020	$55,093	$55,053	$60,946
2020	$54,257	$54,380	$58,746
2020	$56,040	$56,035	$62,143
2020	$56,065	$56,005	$61,679
2021	$56,678	$56,485	$63,392
2021	$56,678	$56,493	$63,296
2021	$56,962	$56,734	$64,187
2021	$56,672	$56,459	$63,305
2022	$56,019	$55,583	$62,196
2022	$54,472	$53,880	$58,306
2022	$55,502	$55,140	$59,741
2022	$53,910	$53,319	$55,721
2023	$55,952	$55,334	$60,175
2023	$55,858	$55,105	$59,982
2023	$56,032	$55,244	$60,295
2023	$55,388	$54,489	$57,195
2024	$57,452	$56,459	$61,921
2024	$57,426	$56,193	$61,231
2024	$58,324	$57,043	$62,552
2024	$58,862	$57,550	$62,740

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	6.27%	1.57%	1.65%
Bloomberg 1-5 Year Municipal Bond Index	5.62%	1.14%	1.42%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 30,272,000,000
Holdings Count | Holding	7,177
Advisory Fees Paid, Amount	$ 2,927,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$30,272
Number of Portfolio Holdings	7,177
Portfolio Turnover Rate	50%
Total Investment Advisory Fees (in thousands)	$2,927

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	16.9%
1 to 3 Years	24.5%
3 to 5 Years	22.9%
5 to 10 Years	27.5%
10 to 20 Years	2.0%
20 to 30 Years	4.7%
Greater than 30 Years	0.6%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007955
Shareholder Report [Line Items]
Fund Name	Limited-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VMLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1-5 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened, leading the markets to presume that interest rates had peaked. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg 1-5 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,075	$10,067	$10,246
2015	$10,022	$10,025	$10,117
2015	$10,042	$10,059	$10,152
2015	$10,115	$10,139	$10,287
2016	$10,189	$10,201	$10,524
2016	$10,218	$10,237	$10,652
2016	$10,293	$10,314	$10,857
2016	$10,248	$10,250	$10,704
2017	$10,166	$10,202	$10,495
2017	$10,260	$10,301	$10,667
2017	$10,346	$10,382	$10,885
2017	$10,357	$10,385	$10,939
2018	$10,296	$10,326	$10,865
2018	$10,273	$10,287	$10,833
2018	$10,386	$10,422	$10,993
2018	$10,349	$10,368	$10,883
2019	$10,535	$10,567	$11,219
2019	$10,643	$10,660	$11,501
2019	$10,811	$10,854	$11,797
2019	$10,841	$10,877	$11,908
2020	$10,968	$11,011	$12,189
2020	$10,799	$10,876	$11,749
2020	$11,152	$11,207	$12,429
2020	$11,155	$11,201	$12,336
2021	$11,275	$11,297	$12,678
2021	$11,272	$11,299	$12,659
2021	$11,327	$11,347	$12,838
2021	$11,267	$11,292	$12,661
2022	$11,135	$11,117	$12,439
2022	$10,825	$10,776	$11,661
2022	$11,027	$11,028	$11,948
2022	$10,709	$10,664	$11,144
2023	$11,112	$11,067	$12,035
2023	$11,092	$11,021	$11,996
2023	$11,124	$11,049	$12,059
2023	$10,994	$10,898	$11,439
2024	$11,401	$11,292	$12,384
2024	$11,394	$11,239	$12,246
2024	$11,570	$11,409	$12,510
2024	$11,674	$11,510	$12,548

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	6.19%	1.49%	1.56%
Bloomberg 1-5 Year Municipal Bond Index	5.62%	1.14%	1.42%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 30,272,000,000
Holdings Count | Holding	7,177
Advisory Fees Paid, Amount	$ 2,927,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$30,272
Number of Portfolio Holdings	7,177
Portfolio Turnover Rate	50%
Total Investment Advisory Fees (in thousands)	$2,927

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	16.9%
1 to 3 Years	24.5%
3 to 5 Years	22.9%
5 to 10 Years	27.5%
10 to 20 Years	2.0%
20 to 30 Years	4.7%
Greater than 30 Years	0.6%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007958
Shareholder Report [Line Items]
Fund Name	Long-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VWLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Sector allocation, coupon and call allocations, and security selection also added value, while overall duration detracted.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg Municipal Bond Index
2014	$50,000	$50,000
2015	$51,451	$51,231
2015	$50,708	$50,583
2015	$50,933	$50,762
2015	$51,635	$51,434
2016	$53,171	$52,621
2016	$54,006	$53,260
2016	$55,222	$54,287
2016	$54,473	$53,521
2017	$53,112	$52,474
2017	$54,055	$53,337
2017	$55,302	$54,426
2017	$55,790	$54,694
2018	$55,610	$54,323
2018	$55,359	$54,167
2018	$56,195	$54,967
2018	$55,503	$54,414
2019	$57,333	$56,096
2019	$59,027	$57,503
2019	$60,735	$58,983
2019	$61,467	$59,539
2020	$63,041	$60,946
2020	$60,271	$58,746
2020	$64,359	$62,143
2020	$64,014	$61,679
2021	$66,148	$63,392
2021	$66,158	$63,296
2021	$67,353	$64,187
2021	$66,417	$63,305
2022	$65,364	$62,196
2022	$60,564	$58,306
2022	$61,845	$59,741
2022	$56,992	$55,721
2023	$62,349	$60,175
2023	$62,097	$59,982
2023	$62,368	$60,295
2023	$58,513	$57,195
2024	$64,739	$61,921
2024	$63,924	$61,231
2024	$65,685	$62,552
2024	$65,896	$62,740

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	12.62%	1.40%	2.80%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 17,706,000,000
Holdings Count | Holding	3,732
Advisory Fees Paid, Amount	$ 1,713,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$17,706
Number of Portfolio Holdings	3,732
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$1,713

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	1.1%
1 to 3 Years	1.0%
3 to 5 Years	1.8%
5 to 10 Years	9.2%
10 to 20 Years	36.3%
20 to 30 Years	39.9%
Greater than 30 Years	7.3%
Other Assets and Liabilities—Net	3.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007957
Shareholder Report [Line Items]
Fund Name	Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VWLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Sector allocation, coupon and call allocations, and security selection also added value, while overall duration detracted.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg Municipal Bond Index
2014	$10,000	$10,000
2015	$10,288	$10,246
2015	$10,138	$10,117
2015	$10,181	$10,152
2015	$10,319	$10,287
2016	$10,624	$10,524
2016	$10,788	$10,652
2016	$11,028	$10,857
2016	$10,875	$10,704
2017	$10,601	$10,495
2017	$10,786	$10,667
2017	$11,032	$10,885
2017	$11,127	$10,939
2018	$11,088	$10,865
2018	$11,036	$10,833
2018	$11,200	$10,993
2018	$11,061	$10,883
2019	$11,423	$11,219
2019	$11,759	$11,501
2019	$12,096	$11,797
2019	$12,240	$11,908
2020	$12,551	$12,189
2020	$11,997	$11,749
2020	$12,808	$12,429
2020	$12,737	$12,336
2021	$13,159	$12,678
2021	$13,158	$12,659
2021	$13,393	$12,838
2021	$13,204	$12,661
2022	$12,992	$12,439
2022	$12,036	$11,661
2022	$12,288	$11,948
2022	$11,321	$11,144
2023	$12,383	$12,035
2023	$12,331	$11,996
2023	$12,382	$12,059
2023	$11,614	$11,439
2024	$12,847	$12,384
2024	$12,683	$12,246
2024	$13,030	$12,510
2024	$13,069	$12,548

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	12.53%	1.32%	2.71%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 17,706,000,000
Holdings Count | Holding	3,732
Advisory Fees Paid, Amount	$ 1,713,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$17,706
Number of Portfolio Holdings	3,732
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$1,713

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	1.1%
1 to 3 Years	1.0%
3 to 5 Years	1.8%
5 to 10 Years	9.2%
10 to 20 Years	36.3%
20 to 30 Years	39.9%
Greater than 30 Years	7.3%
Other Assets and Liabilities—Net	3.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007960
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VWSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Having a relatively long duration stance and shifting exposure from floating-rate securities to fixed-rate securities also added value.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,096	$50,098	$51,231
2015	$50,064	$50,117	$50,583
2015	$50,135	$50,183	$50,762
2015	$50,295	$50,379	$51,434
2016	$50,397	$50,463	$52,621
2016	$50,505	$50,527	$53,260
2016	$50,725	$50,728	$54,287
2016	$50,668	$50,580	$53,521
2017	$50,640	$50,643	$52,474
2017	$50,906	$50,890	$53,337
2017	$51,118	$51,064	$54,426
2017	$51,202	$51,123	$54,694
2018	$51,144	$51,067	$54,323
2018	$51,190	$51,071	$54,167
2018	$51,575	$51,526	$54,967
2018	$51,589	$51,455	$54,414
2019	$52,075	$51,971	$56,096
2019	$52,366	$52,270	$57,503
2019	$52,861	$52,800	$58,983
2019	$53,012	$52,916	$59,539
2020	$53,380	$53,273	$60,946
2020	$53,128	$53,238	$58,746
2020	$53,972	$53,898	$62,143
2020	$54,042	$53,904	$61,679
2021	$54,262	$54,108	$63,392
2021	$54,302	$54,167	$63,296
2021	$54,397	$54,254	$64,187
2021	$54,308	$54,175	$63,305
2022	$54,008	$53,827	$62,196
2022	$53,358	$53,096	$58,306
2022	$53,909	$53,805	$59,741
2022	$53,300	$52,987	$55,721
2023	$54,331	$54,021	$60,175
2023	$54,469	$53,983	$59,982
2023	$54,797	$54,297	$60,295
2023	$54,819	$54,281	$57,195
2024	$56,095	$55,371	$61,921
2024	$56,303	$55,459	$61,231
2024	$57,099	$56,275	$62,552
2024	$57,613	$56,680	$62,740

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	5.10%	1.68%	1.43%
Bloomberg 1 Year Municipal Bond Index	4.42%	1.38%	1.26%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 14,432,000,000
Holdings Count | Holding	3,184
Advisory Fees Paid, Amount	$ 1,487,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$14,432
Number of Portfolio Holdings	3,184
Portfolio Turnover Rate	91%
Total Investment Advisory Fees (in thousands)	$1,487

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	32.2%
1 to 3 Years	35.8%
3 to 5 Years	18.9%
5 to 10 Years	4.9%
10 to 20 Years	3.2%
20 to 30 Years	3.9%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007959
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VWSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Having a relatively long duration stance and shifting exposure from floating-rate securities to fixed-rate securities also added value.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,017	$10,020	$10,246
2015	$10,009	$10,023	$10,117
2015	$10,021	$10,037	$10,152
2015	$10,051	$10,076	$10,287
2016	$10,069	$10,093	$10,524
2016	$10,089	$10,105	$10,652
2016	$10,130	$10,146	$10,857
2016	$10,115	$10,116	$10,704
2017	$10,107	$10,129	$10,495
2017	$10,158	$10,178	$10,667
2017	$10,198	$10,213	$10,885
2017	$10,212	$10,225	$10,939
2018	$10,198	$10,213	$10,865
2018	$10,204	$10,214	$10,833
2018	$10,279	$10,305	$10,993
2018	$10,281	$10,291	$10,883
2019	$10,376	$10,394	$11,219
2019	$10,432	$10,454	$11,501
2019	$10,528	$10,560	$11,797
2019	$10,556	$10,583	$11,908
2020	$10,627	$10,655	$12,189
2020	$10,575	$10,648	$11,749
2020	$10,741	$10,780	$12,429
2020	$10,752	$10,781	$12,336
2021	$10,794	$10,822	$12,678
2021	$10,800	$10,833	$12,659
2021	$10,817	$10,851	$12,838
2021	$10,797	$10,835	$12,661
2022	$10,735	$10,765	$12,439
2022	$10,604	$10,619	$11,661
2022	$10,711	$10,761	$11,948
2022	$10,588	$10,597	$11,144
2023	$10,790	$10,804	$12,035
2023	$10,816	$10,797	$11,996
2023	$10,879	$10,859	$12,059
2023	$10,881	$10,856	$11,439
2024	$11,132	$11,074	$12,384
2024	$11,171	$11,092	$12,246
2024	$11,327	$11,255	$12,510
2024	$11,426	$11,336	$12,548

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	5.01%	1.60%	1.34%
Bloomberg 1 Year Municipal Bond Index	4.42%	1.38%	1.26%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 14,432,000,000
Holdings Count | Holding	3,184
Advisory Fees Paid, Amount	$ 1,487,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$14,432
Number of Portfolio Holdings	3,184
Portfolio Turnover Rate	91%
Total Investment Advisory Fees (in thousands)	$1,487

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	32.2%
1 to 3 Years	35.8%
3 to 5 Years	18.9%
5 to 10 Years	4.9%
10 to 20 Years	3.2%
20 to 30 Years	3.9%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007961
Shareholder Report [Line Items]
Fund Name	Municipal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VMSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Municipal Money Market Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 18,046,000,000
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 4,019,000
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$18,046
Number of Portfolio Holdings	917
Total Investment Advisory Fees (in thousands)	$4,019

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of October 31, 2024)

1 to 7 Days	90.6%
8 to 30 Days	1.1%
31 to 60 Days	2.6%
61 to 90 Days	0.5%
91 to 180 Days	0.8%
Over 180 Days	4.0%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000153132
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VTEB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the S&P National AMT-Free Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. In September 2024, the Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened, leading the markets to presume that interest rates had peaked. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  As a whole, revenue bonds returned a little more than general obligation bonds. Lower-quality and longer-dated bonds performed best.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
8/21/15	$10,000	$10,000	$10,000
10/31/15	$10,085	$10,083	$10,095
1/31/16	$10,331	$10,326	$10,328
4/30/16	$10,450	$10,453	$10,453
7/31/16	$10,644	$10,645	$10,655
10/31/16	$10,518	$10,519	$10,504
1/31/17	$10,301	$10,299	$10,299
4/30/17	$10,454	$10,452	$10,468
7/31/17	$10,656	$10,655	$10,682
10/31/17	$10,717	$10,721	$10,735
1/31/18	$10,652	$10,662	$10,662
4/30/18	$10,593	$10,607	$10,631
7/31/18	$10,747	$10,764	$10,788
10/31/18	$10,626	$10,643	$10,680
1/31/19	$10,947	$10,962	$11,010
4/30/19	$11,215	$11,230	$11,238
7/31/19	$11,517	$11,529	$11,576
10/31/19	$11,621	$11,631	$11,686
1/31/20	$11,887	$11,893	$11,962
4/30/20	$11,464	$11,473	$11,530
7/31/20	$12,098	$12,103	$12,197
10/31/20	$12,014	$12,020	$12,106
1/31/21	$12,333	$12,340	$12,442
4/30/21	$12,316	$12,325	$12,423
7/31/21	$12,477	$12,492	$12,598
10/31/21	$12,326	$12,348	$12,425
1/31/22	$12,118	$12,143	$12,207
4/30/22	$11,395	$11,416	$11,444
7/31/22	$11,675	$11,693	$11,725
10/31/22	$10,932	$10,949	$10,936
1/31/23	$11,751	$11,782	$11,810
4/30/23	$11,720	$11,750	$11,772
7/31/23	$11,761	$11,795	$11,834
10/31/23	$11,184	$11,217	$11,225
1/31/24	$12,104	$12,139	$12,153
4/30/24	$11,953	$11,982	$12,018
7/31/24	$12,202	$12,236	$12,277
10/31/24	$12,246	$12,277	$12,314

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/21/15
ETF Shares Net Asset Value	9.50%	1.05%	2.23%
ETF Shares Market Price	9.54%	1.06%	2.24%
S&P National AMT-Free Municipal Bond Index	9.46%	1.09%	2.26%
Bloomberg Municipal Bond IndexFootnote Reference*	9.70%	1.05%	2.29%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The Bloomberg Municipal Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

AssetsNet	$ 37,879,000,000
Holdings Count | Holding	10,209
Advisory Fees Paid, Amount	$ 679,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$37,879
Number of Portfolio Holdings	10,209
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$679

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	4.8%
1 to 3 Years	8.9%
3 to 5 Years	8.0%
5 to 10 Years	18.9%
10 to 20 Years	30.2%
20 to 30 Years	26.7%
Greater than 30 Years	2.8%
Other Assets and Liabilities—Net	(0.3%)

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000153131
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the S&P National AMT-Free Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. In September 2024, the Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened, leading the markets to presume that interest rates had peaked. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  As a whole, revenue bonds returned a little more than general obligation bonds. Lower-quality and longer-dated bonds performed best.

Line Graph [Table Text Block]
	Admiral Shares	S&P National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
8/25/15	$10,000	$10,000	$10,000
10/31/15	$10,093	$10,093	$10,099
1/31/16	$10,340	$10,335	$10,332
4/30/16	$10,463	$10,463	$10,457
7/31/16	$10,656	$10,655	$10,659
10/31/16	$10,533	$10,528	$10,508
1/31/17	$10,316	$10,309	$10,303
4/30/17	$10,465	$10,462	$10,472
7/31/17	$10,672	$10,665	$10,686
10/31/17	$10,729	$10,731	$10,739
1/31/18	$10,665	$10,672	$10,666
4/30/18	$10,606	$10,617	$10,635
7/31/18	$10,761	$10,774	$10,792
10/31/18	$10,639	$10,653	$10,684
1/31/19	$10,960	$10,973	$11,014
4/30/19	$11,229	$11,240	$11,290
7/31/19	$11,533	$11,540	$11,581
10/31/19	$11,635	$11,642	$11,690
1/31/20	$11,901	$11,905	$11,966
4/30/20	$11,475	$11,484	$11,534
7/31/20	$12,108	$12,114	$12,201
10/31/20	$12,021	$12,031	$12,110
1/31/21	$12,343	$12,352	$12,447
4/30/21	$12,324	$12,336	$12,428
7/31/21	$12,485	$12,504	$12,603
10/31/21	$12,329	$12,359	$12,429
1/31/22	$12,122	$12,154	$12,212
4/30/22	$11,398	$11,427	$11,448
7/31/22	$11,675	$11,704	$11,730
10/31/22	$10,931	$10,960	$10,940
1/31/23	$11,749	$11,793	$11,815
4/30/23	$11,719	$11,761	$11,777
7/31/23	$11,759	$11,806	$11,839
10/31/23	$11,178	$11,227	$11,230
1/31/24	$12,096	$12,151	$12,158
4/30/24	$11,943	$11,994	$12,022
7/31/24	$12,193	$12,248	$12,282
10/31/24	$12,239	$12,289	$12,319

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/25/15
Admiral Shares	9.49%	1.02%	2.22%
S&P National AMT-Free Municipal Bond Index	9.46%	1.09%	2.27%
Bloomberg Municipal Bond IndexFootnote Reference*	9.70%	1.05%	2.30%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The Bloomberg Municipal Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

AssetsNet	$ 37,879,000,000
Holdings Count | Holding	10,209
Advisory Fees Paid, Amount	$ 679,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$37,879
Number of Portfolio Holdings	10,209
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$679

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	4.8%
1 to 3 Years	8.9%
3 to 5 Years	8.0%
5 to 10 Years	18.9%
10 to 20 Years	30.2%
20 to 30 Years	26.7%
Greater than 30 Years	2.8%
Other Assets and Liabilities—Net	(0.3%)

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000247740
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VTEI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Bond ETF (the "Fund") for the period of January 26, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on January 26 through October 31, 2024, the Fund performed roughly in line with its benchmark, the S&P Intermediate Term National AMT-Free Municipal Bond Index. The Fund seeks to track the performance of a benchmark index that measures the investment-grade segment of the U.S. municipal bond market with remaining maturities between one month and twenty years.

  Even with some negative monthly returns, investment-grade bonds posted strong gains for the fiscal period.

  Muni bonds returned less than their taxable counterparts. Enthusiasm for munis and fixed-income securities in general waned in early 2024, owing in part to the expected timeline for interest rate cuts getting pushed back.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P Intermediate Term National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
1/26/24	$10,000	$10,000	$10,000
2024	$10,146	$10,153	$10,193

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception 1/26/24
ETF Shares Net Asset Value	1.46%
ETF Shares Market Price	1.64%
S&P Intermediate Term National AMT-Free Municipal Bond Index	1.53%
Bloomberg Municipal Bond IndexFootnote Reference*	1.93%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The Bloomberg Municipal Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

AssetsNet	$ 274,000,000
Holdings Count | Holding	2,178
Advisory Fees Paid, Amount	$ 2,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$274
Number of Portfolio Holdings	2,178
Portfolio Turnover Rate	30%
Total Investment Advisory Fees (in thousands)	$2

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	5.6%
1 to 3 Years	13.5%
3 to 5 Years	10.7%
5 to 10 Years	26.8%
10 to 20 Years	43.1%
20 to 30 Years	0.9%
Other Assets and Liabilities—Net	(0.6%)

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since January 26, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 26, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature